UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
Check here if Amendment [ x ];  Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
			[x ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, LLC
Address:	850 Third Avenue
	18th Floor
	New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, April 25, 2012
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total:  $195,903

List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Ltd.                       COM              H0023R105     1454    19870 SH       SOLE                       70             19800
Alcoa Inc.                     COM              013817101     1479   147650 SH       SOLE                      250            147400
Amdocs Ltd.                    COM              G02602103     2188    69280 SH       SOLE                      240             69040
Amphenol Corporation           COM              032095101     3921    65600 SH       SOLE                      200             65400
Anadarko Petroleum             COM              032511107     3996    51010 SH       SOLE                       50             50960
Apache Corporation             COM              037411105     1687    16800 SH       SOLE                       50             16750
Apple Computer                 COM              037833100     5455     9100 SH       SOLE                                       9100
Applied Materials              COM              038222105     1804   145000 SH       SOLE                      300            144700
Arch Coal                      COM              039380100      241    22540 SH       SOLE                       90             22450
Archer-Daniels-Midl            COM              039483102     1855    58580 SH       SOLE                      160             58420
Blackstone Group               COM              09253u108     5343   335200 SH       SOLE                      620            334580
Brocade Comm. Systems          COM              111621306     2161   375750 SH       SOLE                      950            374800
Canadian Natl. Railway         COM              136375102     2519    31710 SH       SOLE                      170             31540
Chesapeake Energy Group        COM              165167107     1793    77390 SH       SOLE                       30             77360
Cisco Systems                  COM              17275R102      759    35900 SH       SOLE                                      35900
Computer Sciences Corp.        COM              205363104     1806    60320 SH       SOLE                      140             60180
ConocoPhillilps                COM              20825C104     1705    22433 SH       SOLE                       52             22381
Constellation Brands           COM              21036P108     2917   123650 SH       SOLE                      250            123400
Costco Wholesale Corp.         COM              22160K105     2670    29400 SH       SOLE                                      29400
Coventry Health Care Inc.      COM              222862104     3108    87380 SH       SOLE                      180             87200
Devon Energy                   COM              25179m103     1579    22201 SH       SOLE                       55             22146
Duke Energy                    COM              26441C105     1274    60650 SH       SOLE                      100             60550
ETrade Financial Corp.         COM              269246401      210    19205 SH       SOLE                                      19205
El Paso Corp Com               COM              28336L109     5408   183020 SH       SOLE                      300            182720
Ensco International PLC        COM              29358Q109     2332    44050 SH       SOLE                      150             43900
Express Scripts                COM              302182100     6263   115600 SH       SOLE                      400            115200
Flow Serve                     COM              34354P105     3257    28200 SH       SOLE                                      28200
Ford Motor Corporation         COM              345370860     1165    93300 SH       SOLE                                      93300
Franklin Resources Inc.        COM              354613101     2709    21840 SH       SOLE                       40             21800
Freeport-McMoRan Cop&g Cl B    COM              35671D857     3150    82820 SH       SOLE                      120             82700
Game Stop Corp                 COM              36467W109     1982    90770 SH       SOLE                      170             90600
General Electric               COM              369604103     4767   237500 SH       SOLE                      400            237100
Goldman Sachs Group            COM              38141G104     2869    23070 SH       SOLE                       40             23030
Hartford Financial Services Gr COM              416515104     1007    47750 SH       SOLE                                      47750
Hewlett-Packard                COM              428236103     3196   134130 SH       SOLE                      260            133870
Home Depot                     COM              437076102     2730    54270 SH       SOLE                      200             54070
International Business Machine COM              459200101     2030     9730 SH       SOLE                       30              9700
JPMorgan Chase & Co.           COM              46625H100     4494    97740 SH       SOLE                      200             97540
Jabil Circuit Inc.             COM              466313103     6855   272900 SH       SOLE                      400            272500
Johnson & Johnson              COM              478160104     2230    33810 SH       SOLE                       60             33750
Joy Global                     COM              481165108     6064    82500 SH       SOLE                      170             82330
Kohls Corp.                    COM              500255104     2376    47500 SH       SOLE                      100             47400
Laboratory Corp. new           COM              50540R409     4481    48950 SH       SOLE                      100             48850
Lowes                          COM              548661107     1028    32750 SH       SOLE                                      32750
MGM Resorts International      COM              552953101     2856   209700 SH       SOLE                      400            209300
McKesson Corp.                 COM              58155Q103     2990    34070 SH       SOLE                       70             34000
Metlife Inc.                   COM              59156R108     2343    62730 SH       SOLE                       80             62650
Microsoft Corporation          COM              594918104     1740    53950 SH       SOLE                                      53950
Monster Worldwide              COM              611742107      295    30250 SH       SOLE                      100             30150
NVIDIA Corporation             COM              67066G104     1871   121580 SH       SOLE                      130            121450
Nabors Industries              COM              G6359F103      592    33850 SH       SOLE                      120             33730
New York Community Bancorp     COM              649445103     3186   229050 SH       SOLE                      450            228600
Newell Rubbermaid Inc.         COM              651229106     2432   136550 SH       SOLE                                     136550
Norfolk Southern               COM              655844108     1881    28580 SH       SOLE                      100             28480
Oneok Inc. New                 COM              682680103     4107    50300 SH       SOLE                      100             50200
Praxair Inc.                   COM              74005P104     5021    43800 SH       SOLE                      150             43650
Progressive Corporation        COM              743315103      219     9440 SH       SOLE                      240              9200
Prudential                     COM              744320102     3748    59120 SH       SOLE                       80             59040
Qualcomm Inc.                  COM              747525103     2593    38117 SH       SOLE                      100             38017
Research In Motion             COM              760975102      928    63060 SH       SOLE                      210             62850
Sandisk                        COM              80004C101     6893   138990 SH       SOLE                      290            138700
TEVA Pharmaceuticals Ltd.      COM              881624209     2876    63820 SH       SOLE                      120             63700
Tellabs Inc.                   COM              879664100     1069   264000 SH       SOLE                      350            263650
Texas Instruments              COM              882508104     3683   109570 SH       SOLE                      220            109350
The Travelers Companies Inc.   COM              89417E109     2745    46360 SH       SOLE                      100             46260
Toll Brothers                  COM              889478103     1483    61825 SH       SOLE                      125             61700
United Technologies            COM              913017109     3756    45280 SH       SOLE                      100             45180
Valero Energy                  COM              91913Y100     1268    49200 SH       SOLE                                      49200
WPX Energy Inc.                COM              98212B103      238    13221 SH       SOLE                       37             13184
Walgreen Co.                   COM              931422109     1773    52950 SH       SOLE                                      52950
Weatherford Int'l.             COM              G95089101      455    30120 SH       SOLE                      120             30000
Wells Fargo                    COM              949746101     2175    63720 SH       SOLE                      120             63600
Western Digital                COM              958102105     4555   110050 SH       SOLE                      200            109850
Williams Companies             COM              969457100     1586    51470 SH       SOLE                      110             51360
Zimmer Holdings Inc.           COM              98956P102     2227    34650 SH       SOLE                                      34650